Central Bank compulsory deposits	12 Months Ended
Dec. 31, 2017
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Central Bank compulsory deposits	Note 5 - Central Bank compulsory deposits

	12/31/2017	12/31/2016
Non-interest bearing deposits	4,790	3,002
Interest-bearing deposits	94,047	82,698

Total	98,837	85,700